Liquidity And Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liquidity And Working Capital [Line Items]
Net loss	$ (2,104)		$ (1,668)	$ (8,977)	$ (13,174)	$ (19,578)	$ (9,453)
Net cash used in operating activities				(6,920)	$ (4,182)	(4,777)	(3,373)
Accumulated deficit	(430,059)			(430,059)		(421,361)	(401,783)
Working capital						3,800
Cash and cash equivalents	$ 760			760		$ 1,627	$ 57
Proceeds from sale of debt and equity securities				5,200
Repayment of debt and accrued expenses				4,100
Net Proceeds				$ 900
Subsequent Event [Member]
Liquidity And Working Capital [Line Items]
Payment to settle outstanding accounts and notes payable for litigation costs		$ 3,000
Proceeds from debt and equity securities and warrant and option exercises		$ 5,600